Note 31 - Non-cash Items - Investment and Financing Activities Not Involving Cash (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash financing cost other than interests		R$ (2.1)	R$ (142.2)
Fair value of option granted on a subsidiary	238.4	(274.3)	(166.8)
Exchange transaction of shareholdings			36.5
Effect of application of IAS 29 (hyperinflation)	232.5	339.2	32.9
Acquisition of investments payables	21.1	20.0
Provision for taxes	108.9
Others			R$ 0.8